Capital Management - Schedule of Capital Managed (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023		Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term debt	$ 175.0	$ 124.0	[1]	$ 23.2	[1]
Non-current portion of long-term debt	1,208.5	974.2	[1]	1,157.1	[1]
Long-term debt	1,383.5	1,098.2
Bank indebtedness	17.1	23.6		65.4
Less: cash and cash equivalents	(228.5)	(352.9)		(148.3)		$ (148.3)
Net debt	1,172.1	768.9
Shareholders’ equity	2,945.1	2,451.1	[1]	$ 1,991.8	[1]	$ 1,991.8
Total capital managed	$ 4,117.2	$ 3,220.0

[1]	Revised for change in accounting policy (see Note 6.c)